FLOW THROUGH PREMIUM LIABILITY (Narrative) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jul. 29, 2021
Flow Through Premium Liability [Abstract]
Flow-through premium liability	$ 0	$ 759,525	$ 1,655,400
Exploration expenses under flow through share financing	8,010,000
Flow-through premium recovery	$ 759,525	$ 897,283